UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING
SEC FILE NUMBER 0001-34463
CUSIP NUMBER

(Check one):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form 10-D
	☐ Form N-SAR	☐ Form N-CSR

	For Period Ended:	September 30, 2012
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

A123 Systems, Inc.
Full Name of Registrant

N/A
Former Name if Applicable

200 West Street
Address of Principal Executive Office (Street and Number)

Waltham, MA 02451
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

A123 Systems, Inc. (the “Registrant”) is not timely filing its Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2012 (“Form 10-Q”).  As previously disclosed, on October 16, 2012, the Registrant and all of its domestic subsidiaries filed voluntary petitions for relief under Chapter 11 of Title 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware (Case No. 11-12590) (the “Bankruptcy Case”).  The efforts associated with the Bankruptcy Case, including utilizing a substantial portion of the Registrant’s personnel and administrative resources, have caused a delay in the ability of the Registrant to close its books and records, finalize its operating results and prepare its financial statements for the quarter ended September 30, 2012. In addition, the Registrant has had 11 members of its accounting and finance staff resign during the four months prior to November 30, 2012.  The total headcount for the US accounting and finance functions had been 23.

For these reasons, the Registrant has not been able to file its Form 10-Q within the prescribed time period.

SEC 1344 (04-09)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
	David Prystash, Chief Financial Officer	(617)	778-5738
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

			☐ Yes ☒ No
	The Registrant’s Current Report on Form 8-K, filed on October 23, 2012, reporting receipt of a delisting notification, was filed one day late.
(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☒ Yes ☐ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant’s preliminary results for the quarter ended September 30, 2012 include anticipated revenue of $25.5 million, anticipated net loss of ($81.4) million, anticipated net cash used of ($16.3) million, and anticipated cash and cash equivalents of $31.3 million.  Included in the anticipated net loss for the third quarter ended September 30, 2012 was an impairment charge of $9.6 million resulting from the full write-off of the Registrant’s goodwill and  $6.0 million impairment on the Registrant’s long-term investment in Fisker Automotive, Inc. Also included in the anticipated net loss for the quarter ended September 30, 2012 was an interest expense charge comprised of $13.5 million related to the Registrant’s convertible notes and $2.7 million related to the Registrant’s bridge loan.  In addition, due to the extinguishment of one of the Registrant’s convertible notes, $7.7 million was charged to other expense. These were offset by an anticipated $22.8 million gain on the changes in fair value of the Registrant’s warrants and derivatives.  The loss on the write-off of goodwill and the changes in the fair value of warrants and derivatives are based on analyses the Registrant has performed to date.  However, these analyses as well as other impairment analyses are still being completed and the respective financial statement impact may change as a result of the completion of these analyses.

In comparison, for the quarter ended September 30, 2011, the Registrant’s revenue was $64.3 million, net loss was ($63.7) million, net cash used was ($69.1) million, and cash and cash equivalents was $225.8 million.

The increase in anticipated net loss for the quarter ended September 30, 2012 as compared to the quarter ended September 30, 2011 is primarily due to the factors noted above as well as decrease in revenue and low factory utilization as the Registrant significantly decreased its production volumes in an effort to preserve cash and reduce inventory. This low factory utilization also contributed to reduced gross margins on products sold, as anticipated cost savings related to volume production were not realized.

Forward-Looking Statements

Any statements in this notification of late filing about future expectations, plans and prospects for the Registrant, including without limitation the Registrant’s expectations regarding results of operations for the quarter ended September 30, 2012, and other statements containing the words “believes,” “anticipates,” “plans,” “expects,” and similar expressions, constitute forward-looking statements within the meaning of Section 21E of the Securities Exchange Act of 1934, as amended, that involve risks and uncertainties and reflect the Registrant's judgment as of the date of this notification.  These forward-looking statements are based on management’s current intent, belief, expectations, estimates and projections.  These statements are not guarantees of future performance and involve risks, uncertainties, assumptions and other factors that are difficult to predict.  Therefore, actual results may vary materially from what is expressed in or indicated by the forward-looking statements.  The risk factors set forth under “Risk Factors” in the Registrant’s Annual Reports on Form 10-K and other matters discussed from time to time in the Registrant’s filings with the Securities and Exchange Commission, including the “Risk Factors” sections of the Registrant’s Quarterly Reports on Form 10-Q, among others, could affect future results, causing these results to differ materially from those expressed in the forward-looking statements.  In that event, the Registrant’s business, financial condition, results of operations or liquidity could be materially adversely affected and investors in the Registrant’s securities could lose part or all of their investments.  Accordingly, the Registrant’s investors are cautioned not to place undue reliance on these forward-looking statements because, while the Registrant believes the assumptions on which the forward-looking statements are based are reasonable, there can be no assurance that these forward-looking statements will prove to be accurate.

Further, the forward-looking statements included in this Form 12b-25 and those included from time to time in the Registrant’s other public filings, press releases, the Registrant’s website and oral and written presentations by management are only made as of the respective dates thereof.  The Registrant undertakes no obligation to update publicly any forward-looking statement in this Form 12b-25 or in other documents, the Registrant’s website or oral statements for any reason, even if new information becomes available or other events occur in the future.

A123 Systems, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	December 18, 2012	By	/s/ David Prystash
David Prystash, Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).